Financial debt - Financial debt (Details) - EUR (€) € in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Financial debt
Bank borrowings	€ 45,197	€ 27,206	€ 29,689
Derivatives instruments	97,715	10,265	9,876
Accrued interest payable on loans	4,477	3,719	316
Lease liabilities	4,654	6,565	4,510
Royalty certificates liabilities	29,207	6,327
Total debt	€ 181,250	€ 54,082	€ 44,390	€ 10,119